Financial Risk Management - Summary of Net Exposure for Largest Currencies Impact on Sales (Detail) kr in Billions	12 Months Ended
Dec. 31, 2018 SEK (kr)
USD [member]
Disclosure of Currency Exposure [line items]
Sales translation exposure	kr 59.9
Sales transaction exposure	34.0
Sales net exposure	93.9
Incurred cost transaction exposure	(3.8)
Net transaction exposure	30.2
EUR [member]
Disclosure of Currency Exposure [line items]
Sales translation exposure	23.8
Sales transaction exposure	12.2
Sales net exposure	36.0
Incurred cost transaction exposure	(4.2)
Net transaction exposure	8.0
CNY [member]
Disclosure of Currency Exposure [line items]
Sales translation exposure	12.4
Sales transaction exposure	0.0
Sales net exposure	12.4
Incurred cost transaction exposure	(7.7)
Net transaction exposure	(7.7)
INR [member]
Disclosure of Currency Exposure [line items]
Sales translation exposure	8.9
Sales transaction exposure	(0.1)
Sales net exposure	8.8
Incurred cost transaction exposure	(1.0)
Net transaction exposure	(1.1)
AUD [member]
Disclosure of Currency Exposure [line items]
Sales translation exposure	7.3
Sales transaction exposure	(0.4)
Sales net exposure	6.9
Incurred cost transaction exposure	3.7
Net transaction exposure	3.3
JPY [member]
Disclosure of Currency Exposure [line items]
Sales translation exposure	6.8
Sales transaction exposure	0.0
Sales net exposure	6.8
Incurred cost transaction exposure	4.4
Net transaction exposure	4.4
BRL [member]
Disclosure of Currency Exposure [line items]
Sales translation exposure	6.8
Sales transaction exposure	0.0
Sales net exposure	6.8
Incurred cost transaction exposure	0.8
Net transaction exposure	0.8
SAR [member]
Disclosure of Currency Exposure [line items]
Sales translation exposure	5.3
Sales transaction exposure	0.6
Sales net exposure	5.9
Incurred cost transaction exposure	2.1
Net transaction exposure	2.7
GBP [member]
Disclosure of Currency Exposure [line items]
Sales translation exposure	6.1
Sales transaction exposure	(1.0)
Sales net exposure	5.1
Incurred cost transaction exposure	1.3
Net transaction exposure	kr 0.3